General And Administrative Expenses (Table) (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
General and Administrative Expenses [Abstract]
Share based compensation	$ 0	$ 1,225,276	$ 322,103
Executive services	0	2,592,660	1,415,430
Non-executive directors' remuneration	0	154,836	85,714
Office rent	0	12,577	5,114
Fares and traveling expenses	0	119,113	48,170
Personnel and other expenses	0	64,277	24,547
Professional services	0	1,066,699	357,202
Directors and officers insurance	0	104,241	64,099
Stock market annual fees	0	176,363	102,392
Other expenses	2,051	404,794	75,698
Total general and administrative expenses	$ 2,051	$ 5,920,836	$ 2,500,469